Annual Total Returns - Fidelity® Growth Strategies Fund [BarChart] - 11.30 Fidelity Growth Strategies Fund - K PRO-07 - Fidelity® Growth Strategies Fund - Fidelity Growth Strategies Fund-Class K	Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(8.72%)
Annual Return 2012	12.04%
Annual Return 2013	38.18%
Annual Return 2014	13.94%
Annual Return 2015	3.34%
Annual Return 2016	2.85%
Annual Return 2017	21.68%
Annual Return 2018	(6.81%)
Annual Return 2019	36.75%
Annual Return 2020	29.56%